Marketable securities and investment in associate (Narrative) (Details) - Green Matters Technologies Inc [Member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure of marketable securities [Line Items]
Number of shares held	900,000	900,000
Share price per share	$ 3.44	$ 1.95